SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

11.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES:

Selling, general and administrative expenses are comprised of the following items:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Salaries and benefits	$504	$507	$1,005	$4,242
Rent and property tax (benefit)/expense	(12)	3	16	16
Insurance	165	172	331	253
Utilities	1	1	2	2
Sales and marketing	247	83	434	105
Legal and professional fees	449	569	738	691
Other selling, general, and administrative expenses	16	10	85	19
Total	$1,370	$1,345	$2,611	$5,328

13.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES:

Selling, general and administrative expenses are comprised of the following items:

	For the Years End December 31,
	2021	2020
Salaries and benefits	$5,366	$908
Rent and property tax expense	24	62
Insurance	486	—
Utilities	4	1
Sales and marketing	749	96
Legal and professional fees	1,132	625
Other selling, general, and administrative expenses	308	15
Total	$8,069	$1,707